ADVISORSHARES DORSEY WRIGHT ALPHA EQUAL WEIGHT ETF

Schedule of Investments

September 30, 2022 (Unaudited)

Investments	Shares	Value
COMMON STOCKS – 89.2%

Aerospace/Defense – 4.6%
HEICO Corp.(a)	6,580	$947,389
TransDigm Group, Inc.	1,670	876,449
Total Aerospace/Defense		1,823,838

Commercial Services – 7.3%
Booz Allen Hamilton Holding Corp.	10,325	953,514
Cintas Corp.	2,430	943,301
Rollins, Inc.	29,350	1,017,858
Total Commercial Services		2,914,673

Distribution/Wholesale – 6.8%
Watsco, Inc.(a)	3,645	938,442
WESCO International, Inc.*	7,690	918,032
WW Grainger, Inc.	1,780	870,758
Total Distribution/Wholesale		2,727,232

Environmental Control – 2.3%
Waste Management, Inc.	5,770	924,412

Hand/Machine Tools – 2.3%
Snap-on, Inc.	4,555	917,149

Machinery - Diversified – 2.5%
IDEX Corp.	4,910	981,264

Oil & Gas – 20.4%
Antero Resources Corp.*	26,967	823,302
Devon Energy Corp.	14,675	882,408
EQT Corp.	23,304	949,638
Matador Resources Co.	17,205	841,668
Occidental Petroleum Corp.	16,218	996,596
Ovintiv, Inc.	19,130	879,980
Range Resources Corp.	31,772	802,561
Southwestern Energy Co.*	144,456	884,071
Texas Pacific Land Corp.(a)	622	1,105,437
Total Oil & Gas		8,165,661

Pipelines – 11.8%
Cheniere Energy, Inc.	6,579	1,091,522
DT Midstream, Inc.	18,353	952,337
Kinder Morgan, Inc.	56,337	937,448
ONEOK, Inc.	16,426	841,668
Williams Cos., Inc. (The)	30,884	884,209
Total Pipelines		4,707,184

REITS – 26.6%
American Tower Corp.	3,702	794,819
Brixmor Property Group, Inc.	43,154	797,054
Crown Castle, Inc.	5,667	819,165
Duke Realty Corp.	15,998	771,104
Equity LifeStyle Properties, Inc.	13,495	848,026
First Industrial Realty Trust, Inc.	18,739	839,695
Iron Mountain, Inc.	19,138	841,498
Kimco Realty Corp.	44,074	811,402
Lamar Advertising Co., Class A	9,831	810,959
Mid-America Apartment Communities, Inc.	5,522	856,296
Rayonier, Inc.	27,647	828,581
Ryman Hospitality Properties, Inc.	11,105	817,217
Weyerhaeuser Co.	28,240	806,534
Total REITS		10,642,350

Transportation – 4.6%
Old Dominion Freight Line, Inc.	3,645	906,767
Saia, Inc.*	4,810	913,900
Total Transportation		1,820,667

Total Common Stocks
(Cost $40,164,757)		35,624,430

MONEY MARKET FUND – 10.9%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 2.47%(b)
(Cost $4,355,083)	4,355,083	4,355,083

Total Investments – 100.1%
(Cost $44,519,840)		39,979,513
Liabilities in Excess of Other Assets – (0.1%)		(42,807)
Net Assets – 100.0%		$39,936,706

REITS - Real Estate Investment Trusts

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $2,028,348; the aggregate market value of the collateral held by the fund is $2,070,220. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $2,070,220.
(b)	Rate shown reflects the 7-day yield as of September 30, 2022.

ADVISORSHARES DORSEY WRIGHT ALPHA EQUAL WEIGHT ETF

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Value Measurements

The following is a summary of the inputs used, as of September 30, 2022, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$35,624,430	$-	$-	$35,624,430
Money Market Fund	4,355,083	-	-	4,355,083
Total	$39,979,513	$-	$-	$39,979,513

SUMMARY OF SCHEDULE OF INVESTMENTS

% of
Net Assets
Aerospace/Defense	4.6%
Commercial Services	7.3
Distribution/Wholesale	6.8
Environmental Control	2.3
Hand/Machine Tools	2.3
Machinery - Diversified	2.5
Oil & Gas	20.4
Pipelines	11.8
REITS	26.6
Transportation	4.6
Money Market Fund	10.9
Total Investments	100.1
Liabilities in Excess of Other Assets	(0.1)
Net Assets	100.0%